Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Cash and Cash Equivalents [Abstract]
Cash at bank	¥ 53,441	$ 7,460	¥ 92,216
Other cash and cash equivalents	1,714	239	370
Total cash and cash equivalents	¥ 55,155	$ 7,699	¥ 92,586